Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting
(4) Segment Reporting
The Company operates as a
single
operating segment, with the
Chief Executive Officer
(“CEO”) serving as the CODM. The CODM evaluates performance and allocates resources on a consolidated basis, reviewing financial and operational information for the entire organization rather than assessing discrete product or service lines or geographic locations. The Company concluded that it has a single reportable segment based on the similarity of the Company’s products and services, its common customer base, and the comparable regulatory environment in which it operates.
Revenue is primarily generated through cash paid by customers to purchase Bitcoin from the Company’s kiosks with a minimal amount of revenue generated from other products and services. Refer to Note 6—Revenue for more information on the Company’s revenue generating products and services.
As of and for the year-ended December 31, 2025 and 2024, substantially all of the Company’s revenue was generated in the US, and substantially all of its long-lived assets were located in the US.
As the CODM focuses on overall Company performance, any asset information used for decision-making purposes aligns with the consolidated totals presented in the Consolidated Balance Sheets. See the Consolidated Balance Sheets for additional information on the Company’s asset composition.
The CODM considers multiple measures of profit or loss such as, EBITDA, Adjusted EBITDA, and Net Income, and uses these measures to assess the Company’s overall performance, compare actual results to budgets, and guide decisions on capital investments and other resource allocations. The table below summarizes net income related segment information used by the CODM to evaluate the Company’s performance:

	Year Ended December 31,
	2025	2024
Revenue	$614,851	$573,703

Cost of cryptocurrency sold (1)	440,205	424,135
Armored cash collection	7,043	8,010
Wireless connectivity costs	3,627	2,671
(Gain) loss on foreign currency transactions	(124)	465
Share-based compensation	4,866	3,400
Kiosk shipping and services	2,902	6,139
Floorspace leases	38,688	37,522
Bank fees	3,112	2,901
Payroll costs	23,267	24,428
Advertising and marketing costs	6,496	6,076
Professional fees	17,658	9,904
Operating software costs	4,368	4,133
Interest expense, net	14,413	14,199
Income tax expense	2,288	2,138
Amortization	1,516	1,516
Depreciation	6,154	8,556
Other segment items (2)	33,663	9,696

Net income	$4,709	$7,814

(1)	Includes cryptocurrency impairments for the years ended December 31, 2024 of $8.7 million.
(2)
Includes an accrual of $18.5 million in respect of a ruling in an arbitration proceeding brought by Coin Cloud, Inc. against our Canadian subsidiary, BitAccess, Inc. in 2025, and insurance and other expenses in 2025 and 2024.